Derivative Financial Instruments - Disclosure of Information about Notional Value of Options and Outstanding Forward and Futures Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Forward sales of foreign exchange without delivery of underlying assets [member]
Disclosure of Derivative Financial Instruments [line items]
Delivery of underlying assets	$ 149,678	$ 4,478,941	$ 523,749
Forward sales of gold without delivery of underlying assets [member]
Disclosure of Derivative Financial Instruments [line items]
Delivery of underlying assets		87,309	12,137
Forward purchases of foreign exchange without delivery of underlying assets [member]
Disclosure of Derivative Financial Instruments [line items]
Delivery of underlying assets	$ 1,014,339	$ 839,055	$ 825,690